Cybersecurity Risk Management and Strategy Disclosures	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management Strategy And Governance [Line Items]
Cybersecurity Risk Management Processes For Assessing Identifying And Managing Threats [Text Block]
Cybersecurity and information security
Risk management and strategy
Cybersecurity

and

information-security

(CIS)

risk

is

the

risk

that

a

malicious

internal or

external

act,

or

a

failure

of

IT
hardware or software, or human error may

have a material impact on

confidentiality, integrity,

or availability of UBS AG’s
data or information systems.
CIS

risk

is

a

key

operational

risk

facing

UBS,

and

we

devote

considerable

resources

to

establishing

and

maintaining
processes for

assessing, identifying

and managing

CIS risk

through our

global workforce

and cyber-operations

centers
around the world.
›
Refer to “Risk governance” in this section

for information about our risk governance

framework
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
›
Refer to “Cybersecurity governance” in

“Board of Directors” in the “Corporate governance”

section of this report for more
information
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption CIS events cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises up to and including the Group Crisis Task Force.
Our CIS and data confidentiality contingency plans include event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, ensure appropriate and timely regulatory, market and client communications and robust oversight by management, with escalation frameworks to inform and ensure oversight by the EB and the BoD.
›
Refer to “Crisis management framework” in the

“Regulation and supervision” section of this

report for more information about
our crisis management framework

Cybersecurity Risk Management Processes Integrated Flag	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
›
Refer to “Cybersecurity governance” in

“Board of Directors” in the “Corporate governance”

section of this report for more
information
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption CIS events cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises up to and including the Group Crisis Task Force.
Our CIS and data confidentiality contingency plans include event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, ensure appropriate and timely regulatory, market and client communications and robust oversight by management, with escalation frameworks to inform and ensure oversight by the EB and the BoD.
›
Refer to “Crisis management framework” in the

“Regulation and supervision” section of this

report for more information about
our crisis management framework

Cybersecurity Risk Management Third Party Engaged Flag	true
Cybersecurity Risk Third Party Oversight And Identification Processes Flag	true
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant Flag	false
Cybersecurity Risk Board Of Directors Oversight [Text Block]
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption CIS events cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises up to and including the Group Crisis Task Force.
Our CIS and data confidentiality contingency plans include event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, ensure appropriate and timely regulatory, market and client communications and robust oversight by management, with escalation frameworks to inform and ensure oversight by the EB and the BoD.

Cybersecurity Risk Board Committee Or Subcommittee Responsible For Oversight [Text Block]
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.

Cybersecurity Risk Process For Informing Board Committee Or Subcommittee Responsible For Oversight [Text Block]
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.

Cybersecurity Risk Role Of Management [Text Block]
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
›
Refer to “Cybersecurity governance” in

“Board of Directors” in the “Corporate governance”

section of this report for more
information
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption CIS events cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises up to and including the Group Crisis Task Force.
Our CIS and data confidentiality contingency plans include event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, ensure appropriate and timely regulatory, market and client communications and robust oversight by management, with escalation frameworks to inform and ensure oversight by the EB and the BoD.

Cybersecurity Risk Management Positions Or Committees Responsible Flag	true
Cybersecurity Risk Management Positions Or Committees Responsible [Text Block]
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.

Cybersecurity Risk Management Expertise Of Management Responsible [Text Block]
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
›
Refer to “Cybersecurity governance” in

“Board of Directors” in the “Corporate governance”

section of this report for more
information
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.
Operational resilience and incident response
Our business continuity and resilience framework is designed to limit the disruption CIS events cause to our business activities. In accordance with the firm’s cyber-incident response framework, the CIS-C, including the incident response team, tracks, documents, responds to and analyzes CIS threats and incidents, including those experienced by the firm’s third-party service providers that may impact the firm. Additionally, we maintain established procedures for responding to, and escalating, CIS and other system availability incidents. These are regularly practiced, including tabletop exercises up to and including the Group Crisis Task Force.
Our CIS and data confidentiality contingency plans include event playbooks and escalation procedures designed to support a structured assessment of potential incidents and timely escalation and reporting of incidents based on the assessed potential impact. Incidents assessed to have the potential to adversely affect our critical operations are subject to mandatory management notification. If assessed as potentially significant, cybersecurity and data incidents are managed under our crisis management framework, which provides pre-established cross-functional task forces to manage the incident, ensure appropriate and timely regulatory, market and client communications and robust oversight by management, with escalation frameworks to inform and ensure oversight by the EB and the BoD.

Cybersecurity Risk Process For Informing Management Or Committees Responsible [Text Block]
Governance
In line

with our

overall non-financial

risk management

framework,

we take

a cross-functional

approach to

addressing
CIS risk, with

the Group Operations and

Technology Office (GOTO), business divisions, GCRG, Group Risk Control,

Group
Legal, and

Internal Audit

all playing key

roles. Our risk

control framework follows

the three-lines-of-defense model. GOTO
establishes the policies

and procedures designed to

safeguard our information systems

and the information

those systems
collect and

process.

The business

divisions, together

with GOTO,

are

then responsible

for implementing

those policies
and procedures as part of the first

line of defense. GCRG leads the second line of defense,

by convening and consulting
with additional

control

functions

to provide

independent

oversight, and

challenges

the first

line’s

CIS framework

and
implementation. As the third line

of defense, Internal Audit

conducts independent reviews and validates the

first-line and
second-line processes and functions.
The Cyber and Information Security Committee

(the CIS-C)

is the

primary decision-making

body with

oversight of

and
accountability for the Group-wide CIS program. The committee is jointly chaired by the Chief Operations

and Technology
Officer and the Chief

Compliance and Governance Officer. The Head

Internal Audit is a permanent

guest. The committee
meets on a monthly basis

and serves as a platform

for interaction across the

three lines of defense for

the identification
and effective governance of CIS strategy, risks and regulatory obligations. The CIS-C governance structure is intended to streamline decision-making and, where necessary, escalation to the BoD and the EB.
Following the merger of UBS AG and Credit Suisse AG on 31 May 2024, UBS established a unified governance structure
and

consolidated

CIS

leadership

under

a

single

Group

Chief

Information

Security

Officer

(Group

CISO)

function.

This
unified governance

ensures that

consistent and robust

security measures

are embedded

across the

entire organization.
Consequently,

the

role

of

the

Credit

Suisse

Chief

Information

Security

Officer

has

been

dissolved,

and

all

CIS
responsibilities are now managed centrally by the Group CISO.

We have raised the profile and highlighted the

role of our
regional CISOs

to better

position our

ability to

engage

with regulators

and other

key stakeholders.

All regional

CISOs
now report directly to the Group CISO.
›
Refer to “Cybersecurity governance” in

“Board of Directors” in the “Corporate governance”

section of this report for more
information
CIS program
Our CIS program

is led by

the Group

CISO, who

reports both

to the

Chief Operations

and Technology

Officer and

the
Chief Compliance and Governance Officer.

The CIS program is designed

to identify,

prevent, detect and respond

to CIS
events, with the goal of maintaining the integrity and availability of our technology infrastructure and the confidentiality
and

integrity

of

our

information.

Our

Group

CISO,

senior

management

within

GOTO

and

management

personnel
overseeing the CIS program all have substantial

relevant expertise in the areas

of cybersecurity and information security.
Our CIS program includes the following elements:
– Threat intelligence:

We systematically gather

threat information and

monitor threat alerts

from external sources.

Our
cyber-threat

intelligence

team

analyzes

such

information

and

uses

it

to

enhance

existing

defense

capabilities,

to
respond to identified

threats and to

adjust our

CIS strategy

where needed.

In 2024,

the team’s remit

was expanded
to include providing research, analysis and advice on CIS risks associated with emerging technologies,

including AI.

–
Preventative and detection

controls:

We use layered

firm-wide controls to

prevent and detect

cyberattacks. Defenses
include system hardening, firewalls, intrusion prevention

and detection systems, and other controls. External

network
connections are identified

and recorded in

an inventory. Access

rights are defined

for information assets,

and IT systems
and

applications

enforce

authentication.

We

maintain

access

controls

and

approval

processes

designed

to

prevent
unauthorized access.
–
Cyber-defense

and

incident

response

capabilities
:

The

Cybersecurity

Operations

Center

is responsible

for

providing
24/7/365 real-time monitoring, detection

and response capabilities

for cyberattacks and acting

as the primary

interface
for cybersecurity events.

Incidents assessed as

having the potential

to adversely affect our

critical operations are

subject
to

mandatory

management

notification.

If

assessed

as

potentially

significant,

cybersecurity

and

data

incidents

are
managed under our crisis management framework.
–
Education and

training:
All UBS

staff, including

the external

workforce,

receive appropriate

CIS awareness

training,
commensurate with their roles and responsibilities.
–
Third-party risk: Vulnerabilities in the cyber-risk environment of third parties represent a particular threat to our CIS and our ability to maintain our business services. We follow a risk-based approach to assess and mitigate CIS risks related to third parties. Third-party services and processes are monitored and checked on an ongoing basis, with appropriate supervision from the CIS-C. This is a key component of our third-party risk management program, notwithstanding the challenges we face in imposing the same levels of protection to the systems and data of third parties that we rely on ourselves.
Monitoring

and

testing:

Effective

incident

response

and

problem

management

processes

are

complemented

by
vulnerability assessments, penetration

and testing

engagements based

on specific

threat scenarios

that simulate

tactics,
techniques

and

procedures

that

might

be

used

against

our

systems,

as

mandated

by

our

policy

regulations.

This
includes testing by internal and external

red teams (simulating attacks by potential adversaries). Actual security-related
events are directly correlated with threat scenarios

to monitor and detect potential threats,

such as network-intrusion
and malware-driven events.

Our deployed

security measures are

designed with

the objective of

isolating and

containing
threats that are detected to allow for effective incident response and analysis.
CIS assessment framework
Our CIS

assessment framework

includes internal

and external

cybersecurity risk

assessments for

applications and

bank
processes alongside

a structured

risk assessment process

of third-party

service providers.

These processes

are designed,
along with our security capabilities, to support business

objectives and priorities.
We conduct

assessments to

evaluate and

test our

CIS program

and provide

guidance on

operating and

improving the
program, including

the design

and operational

effectiveness

of the

security and

resiliency of

our information

systems.
Our assessments,

along with

our threat

intelligence capabilities,

are used

to assess

and prioritize

programs to

improve
our security, our incident response capabilities and our operational resilience. As the cyber-threat landscape evolves at an increasing pace, we

seek to enhance

our CIS controls

to meet developing

threats. We

have ongoing programs

that are
intended

to

increase

our

CIS

maturity

across

various

dimensions,

including

governance,

identification,

protection

and
detection, as well as cyberattack response and recovery,

and risk from third-party service providers.
We recognize

that we

will never

be able

to completely

eliminate the

risk of

a future

cyberattack, but,

by using

a risk-
based approach, we

work toward reducing

the likelihood of

a successful attack

and toward mitigation

of the potential
business impact of such an attack.
The BoD,

its Risk

Committee and

the EB

receive regular

presentations and

reports throughout

the year

from our

Chief
Operations and Technology Officer and our Group

CISO on internal and external CIS

developments, threats and risks. In
addition, on a quarterly basis, the BoD receives

reports on the performance of CIS risk appetite metrics, including metrics on vulnerabilities and third-party CIS

risks and incidents, and

is notified promptly if

a Board-level CIS risk limit

is breached.
The

Risk

Committee

of

the

BoD

and

the

EB

also

receive

regular

updates

on

CIS

strategy,

risks

and

alignment

with
regulatory requirements.

Cybersecurity Risk Management Positions Or Committees Responsible Report To Board Flag	true